Summary of Significant Accounting Policies (Tables) - PPL Energy Supply LLC [Member]	12 Months Ended
Dec. 31, 2014
Schedule of Valuation and Qualifying Accounts Disclosure

The changes in the allowance for doubtful accounts were:

		Additions
	Balance at Beginning of Period	Charged to Income		Charged to Other Accounts	Deductions (a)		Balance at End of Period
2014	$21				$19	(b)	$2
2013	23	1			3		21
2012	15	12	(b)		4		23

(a)	Primarily related to uncollectible accounts written off.
(b)	In 2011, a wholesale customer, SMGT, filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy code. In 2012, PPL EnergyPlus recorded an additional allowance for unpaid amounts under the long-term power contract and the U.S. Bankruptcy Court for the District of Montana approved a request to terminate the contract. In 2014, PPL EnergyPlus received an insignificant amount of cash, settling the outstanding administrative claim and therefore, the related reserve balance was offset against the accounts receivable balance.

Schedule of Restricted Cash and Cash Equivalents

At December 31, the balances of restricted cash and cash equivalents included the following.

	2014	2013
Margin deposits posted to counterparties	$175	$67
Ironwood debt service reserves	17	17
Other	1	1

Total	$193	$85

Capitalized Interest Costs	PPL Energy Supply capitalizes interest costs as part of construction costs. Capitalized interest was as follows.

2014	$23
2013	37
2012	47

Schedule of Utility Inventory	“Fuel, materials and supplies” on the Balance Sheets consisted of the following at December 31.

	2014	2013
Fuel	$243	$163
Natural gas stored underground	7	2
Materials and supplies	205	193

	$455	$358